Other assets (Tables)	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
Schedule of other assets
Following is a summary of other assets:

	December 31, 2021	December 31, 2020
Accounts receivable	1,389	938
Prepaid expenses	3,485	2,541
Prepaid fees and commissions	349	486
Interest receivable - deposits	12	8
IT projects under development	510	218
Severance fund	1,981	1,927
Other	704	698
	8,430	6,816